Expense Example - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2025 Fund - Fidelity Freedom Blend 2025 Fund - Premier Class	May 30, 2024 USD ($)
Expense Example:
1 year	$ 23
3 years	71
5 years	124
10 years	$ 280